GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
	Year ended December 31,
	2014	2015	2016

North America (mainly U.S.)	$292,409	$173,424	$253,960
Europe	69,281	40,612	47,012
Other	27,041	6,914	11,822

	$388,731	$220,950	$312,794

Schedule of property and equipment attributed to geographic areas
	December 31,
	2015	2016

Israel	$9,161	$9,108
U.S.	3,071	4,402
Europe	482	695

	$12,714	$14,205